Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 87,255	$ 94,157	$ 93,753	$ 156,520
Consolidated total assets	1,803,426	1,964,368
Conventional Tanker Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	1,675,224	1,828,548
Ship-to-Ship Transfer Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 40,947	$ 41,663